Note 4 - Loans - Impaired Loan Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unpaid contractual principal balance with no related allowance	$ 19,780,752	$ 20,806,832	$ 29,820,855
Impaired balance with no related allowance	19,294,441	20,274,380	23,508,793
Average recorded investment with no related allowance	19,502,567	21,505,109	25,289,234
Interest income recognized with no related allowance	881,717	711,560	752,278
Interest income collected with no related allowance	901,126	835,456	765,424
Unpaid contractual principal balance with an allowance	6,702,602	10,485,323	10,639,996
Impaired balance with an allowance	6,702,602	10,387,115	10,618,411
Related allowance	1,826,684	3,434,772	2,073,418
Average recorded investment with an allowance	7,698,030	9,870,840	8,344,476
Interest income recognized with an allowance	277,753	289,073	253,603
Interest income collected with an allowance	299,455	290,735	248,297
Unpaid contractual principal balance	26,483,354	31,292,155	40,460,851
Impaired balance	25,997,043	30,661,495	34,127,204
Average recorded investment	27,200,597	31,375,949	33,633,710
Interest income recognized	1,159,470	1,000,633	1,005,881
Interest income collected	1,200,581	1,126,191	1,013,721
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Unpaid contractual principal balance with no related allowance	598,305	634,955	454,423
Impaired balance with no related allowance	598,305	634,955	454,013
Average recorded investment with no related allowance	633,528	539,099	534,814
Interest income recognized with no related allowance	33,283	24,563	17,259
Interest income collected with no related allowance	33,868	27,142	21,253
Unpaid contractual principal balance with an allowance	0	0	122,928
Impaired balance with an allowance	0	0	122,928
Related allowance	0	0	94,538
Average recorded investment with an allowance	0	30,270	99,749
Interest income recognized with an allowance	0	0	2,275
Interest income collected with an allowance	0	0	2,438
Unpaid contractual principal balance	598,305	634,955	577,351
Impaired balance	598,305	634,955	576,941
Average recorded investment	633,528	569,369	634,563
Interest income recognized	33,283	24,563	19,534
Interest income collected	33,868	27,142	23,691
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Unpaid contractual principal balance with no related allowance	485,132	229,182	195,654
Impaired balance with no related allowance	398,509	208,522	178,021
Average recorded investment with no related allowance	296,578	210,372	163,078
Interest income recognized with no related allowance	11,046	8,794	(9,957)
Interest income collected with no related allowance	19,376	12,412	10,334
Unpaid contractual principal balance with an allowance	0	0	0
Impaired balance with an allowance	0	0	0
Related allowance	0	0	0
Average recorded investment with an allowance	0	0	0
Interest income recognized with an allowance	0	0	0
Interest income collected with an allowance	0	0	0
Unpaid contractual principal balance	485,132	229,182	195,654
Impaired balance	398,509	208,522	178,021
Average recorded investment	296,578	210,372	163,078
Interest income recognized	11,046	8,794	(9,957)
Interest income collected	19,376	12,412	10,334
Real Estate Portfolio Segment [Member] | Commercial [Member]
Unpaid contractual principal balance with no related allowance	12.637057	14,357,601	15,569,340
Impaired balance with no related allowance	12,637,057	14,276,688	15,122,486
Average recorded investment with no related allowance	12,808,414	14,274,719	15,430,252
Interest income recognized with no related allowance	559,601	567,349	529,376
Interest income collected with no related allowance	549,825	560,354	530,699
Unpaid contractual principal balance with an allowance	5,729,300	8,557,582	8,969,329
Impaired balance with an allowance	5,729,300	8,467,135	8,955,503
Related allowance	1,712,557	3,021,943	1,607,962
Average recorded investment with an allowance	6,599,144	8,339,666	6,673,087
Interest income recognized with an allowance	228,745	238,684	213,693
Interest income collected with an allowance	237,066	235,749	208,657
Unpaid contractual principal balance	18,366,357	22,915,183	24,538,669
Impaired balance	18,366,357	22,743,823	24,077,989
Average recorded investment	19,407,558	22,614,385	22,103,339
Interest income recognized	788,346	806,033	743,069
Interest income collected	786,891	796,103	739,356
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Unpaid contractual principal balance with no related allowance	54,306	190,494	6,887,522
Impaired balance with no related allowance	54,306	190,494	1,896,938
Average recorded investment with no related allowance	141,396	697,893	2,867,061
Interest income recognized with no related allowance	3,526	6,630	25,788
Interest income collected with no related allowance	3,836	7,127	27,007
Unpaid contractual principal balance with an allowance	493,067	72,296	76,644
Impaired balance with an allowance	493,067	72,296	76,644
Related allowance	65,635	21,135	25,344
Average recorded investment with an allowance	241,063	74,098	92,200
Interest income recognized with an allowance	22,626	1,532	375
Interest income collected with an allowance	32,922	1,416	375
Unpaid contractual principal balance	547,373	262,790	6,964,166
Impaired balance	547,373	262,790	1,973,582
Average recorded investment	382,459	771,991	2,959,261
Interest income recognized	26,152	8,162	26,163
Interest income collected	36,758	8,543	27,382
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Unpaid contractual principal balance with no related allowance
Impaired balance with no related allowance
Average recorded investment with no related allowance	79,295
Interest income recognized with no related allowance
Interest income collected with no related allowance
Unpaid contractual principal balance with an allowance	0
Impaired balance with an allowance	0
Related allowance	0
Average recorded investment with an allowance	0
Interest income recognized with an allowance	0
Interest income collected with an allowance	0
Unpaid contractual principal balance
Impaired balance
Average recorded investment	79,295
Interest income recognized
Interest income collected
Real Estate Portfolio Segment [Member] | Residential [Member]
Unpaid contractual principal balance with no related allowance	4,977,769	4,261,558	5,429,121
Impaired balance with no related allowance	4,579,614	3,952,139	4,575,547
Average recorded investment with no related allowance	4,566,041	4,553,322	4,715,162
Interest income recognized with no related allowance	211,318	73,099	175,484
Interest income collected with no related allowance	226,684	190,373	159,148
Unpaid contractual principal balance with an allowance	108,859	1,475,594	1,083,127
Impaired balance with an allowance	108,859	1,467,833	1,075,367
Related allowance	27,123	362,521	308,188
Average recorded investment with an allowance	482,228	1,042,750	1,088,380
Interest income recognized with an allowance	4,261	27,759	16,380
Interest income collected with an allowance	7,446	32,260	15,873
Unpaid contractual principal balance	5,086,628	5,737,152	6,512,248
Impaired balance	4,688,473	5,419,972	5,650,914
Average recorded investment	5,048,269	5,596,072	5,803,542
Interest income recognized	215,579	100,858	191,864
Interest income collected	234,130	222,633	175,021
Real Estate Portfolio Segment [Member] | Farmland [Member]
Unpaid contractual principal balance with no related allowance	840,110	920,666	1,104,887
Impaired balance with no related allowance	838,577	799,556	1,103,353
Average recorded investment with no related allowance	790,967	1,016,395	1,339,863
Interest income recognized with no related allowance	54,367	21,526	583
Interest income collected with no related allowance	58,085	26,012	2,076
Unpaid contractual principal balance with an allowance	371,376	379,851	387,968
Impaired balance with an allowance	371,376	379,851	387,969
Related allowance	21,369	29,173	37,386
Average recorded investment with an allowance	375,595	384,056	391,060
Interest income recognized with an allowance	22,121	21,098	20,880
Interest income collected with an allowance	22,021	21,310	20,954
Unpaid contractual principal balance	1,211,486	1,300,517	1,492,855
Impaired balance	1,209,953	1,179,407	1,491,322
Average recorded investment	1,166,562	1,400,451	1,730,923
Interest income recognized	76,488	42,624	21,463
Interest income collected	80,106	47,322	23,030
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Unpaid contractual principal balance with no related allowance	188,073	212,376	179,908
Impaired balance with no related allowance	188,073	212,026	178,435
Average recorded investment with no related allowance	186,348	213,309	190,566
Interest income recognized with no related allowance	8,576	9,599	13,745
Interest income collected with no related allowance	9,452	12,036	14,907
Unpaid contractual principal balance with an allowance	0	0	0
Impaired balance with an allowance	0	0	0
Related allowance	0	0	0
Average recorded investment with an allowance	0	0	0
Interest income recognized with an allowance	0	0	0
Interest income collected with an allowance	0	0	0
Unpaid contractual principal balance	188,073	212,376	179,908
Impaired balance	188,073	212,026	178,435
Average recorded investment	186,348	213,309	190,566
Interest income recognized	8,576	9,599	13,745
Interest income collected	$ 9,452	$ 12,036	14,907
Consumer and Other Portfolio Segment [Member] | Other [Member]
Unpaid contractual principal balance with no related allowance			0
Impaired balance with no related allowance			0
Average recorded investment with no related allowance			48,438
Interest income recognized with no related allowance			0
Interest income collected with no related allowance			0
Unpaid contractual principal balance with an allowance			0
Impaired balance with an allowance			0
Related allowance			0
Average recorded investment with an allowance			0
Interest income recognized with an allowance			0
Interest income collected with an allowance			0
Unpaid contractual principal balance			0
Impaired balance			0
Average recorded investment			48,438
Interest income recognized			0
Interest income collected			$ 0